SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 12:-	SHAREHOLDERS' EQUITY

a.	Company's shares:

As of December 31, 2018, the Company's authorized share capital consists of NIS 20,000,000 divided into 200,000,000 Ordinary Shares, par value NIS 0.1 per share. Ordinary Shares confer on their holders the right to receive notice to participate and vote in general meetings of the Company, the right to a share in the excess of assets upon liquidation of the Company, and the right to receive dividends, if declared.

b.	Treasury stock:

On August 2015, the Company's Board of Directors authorized the repurchase of up to an aggregate of $ 15 million of the Company's Ordinary shares in the open market, subject to normal trading restrictions. During November 2015, the Company received court's approvals to purchase up to $ 15 million of its ordinary shares. The court's approval for share repurchases was expired on May 26, 2016. On July 6, 2016, the Company received the court's approval to extend the share repurchase period for additional 6 months. During 2016 the Company purchased 791,000 of its Ordinary shares for a total consideration of $ 3,832. During 2018 and 2017 the company did not purchase any of its ordinary shares. Total consideration for the purchase of these Ordinary shares was recorded as Treasury stock, at cost, as part of shareholders' equity.

c.	Stock option plan:

A summary of the Company's stock option activity, pertaining to its option plans for employees and related information is as follows:

	Year ended December 31,
	2018		2017		2016
	Number of shares upon exercise	Weighted average exercise price	Number of shares upon exercise	Weighted average exercise price	Number of shares upon exercise	Weighted average exercise price

Outstanding at beginning of year	2,189,297	$7.63	1,959,014	$8.24	2,811,966	$10.70
Granted	62,200	$5.91	676,550	$4.93	643,697	$4.99
Forfeited	(414,617)	$9.79	(346,750)	$7.01	(1,358,492)	$12.41
Exercised	(100,737)	$4.07	(99,517)	$3.56	(138,157)	$1.75

Outstanding at end of year	1,736,143	$7.26	2,189,297	$7.63	1,959,014	$8.24

Exercisable at end of year	1,281,665	$8.02	1,274,649	$9.26	1,072,658	$9.87

Vested and expected to vest	1,464,802	$7.65	1,607,782	$8.44	1,407,930	$9.04

The aggregate intrinsic value represents the total intrinsic value (the difference between the Company's closing stock price on the last trading day of the fiscal years 2018, 2017 and 2016 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2018, 2017 and 2016, respectively. This amount may change based on the fair market value of the Company's stock. The total intrinsic value of options outstanding at December 31, 2018, 2017 and 2016, were $ 1,518, $ 1,063 and $ 728, respectively. The total intrinsic value of exercisable options at December 31, 2018, 2017 and 2016, were approximately $ 1,058, $ 684 and $ 604, respectively. The total intrinsic value of options vested and expected to vest at December 31, 2018, 2017 and 2016, were approximately $ 1,246, $ 819 and $ 634, respectively.

The total intrinsic value of options exercised during the years ended December 31, 2018, 2017 and 2016 were approximately $ 201, $ 176 and $ 415, respectively. The weighted-average grant-date fair value of the options granted during the years ended December 31, 2018, 2017 and 2016 were $ 2.89, $ 2.36 and $ 2.12, respectively. The number of options vested during the year ended December 31, 2018 was 299,406. The weighted-average remaining contractual life of the outstanding options as of December 31, 2018 is 4.15 years. The weighted-average remaining contractual life of exercisable options as of December 31, 2018 3.72 years.

On May 2, 2016 the Board of Directors of the Company approved the repricing of 384,635 stock options for the Company's employees and executive officers, previously granted. As part of the repricing, options with exercise price higher than $ 7 per share were repriced. Repriced options were replaced by options with lower exercise price or RSU's.

The vesting period for the new granted options and RSU's was schedule for two years. The incremental expense for the repricing of the options was approximately $ 470. For the year ended December 31, 2016, the Company recorded expenses totaling $ 155 associated with the repricing.

The options outstanding as of December 31, 2018, have been classified by exercise price, as follows:

Exercise price	Shares upon exercise of options outstanding as of December 31, 2018	Weighted average remaining contractual life	Shares upon exercise of options exercisable as of December 31, 2018
		Years

$23.31-27.58	73,000	3.50	73,000
$15.43-17.07	54,936	2.96	54,936
$10.16-14.68	179,250	4.72	179,250
$5.01-9.13	605,416	3.81	477,222
$0.1-4.95	823,541	4.42	497,257

	1,736,143		1,281,665

The following provides a summary of the restricted stock unit activity for the Company for the two years ended December 31, 2018:

	Year ended December 31,
	2018		2017
	Number of shares upon exercise	Weighted average share price	Number of shares upon exercise	Weighted average share price

Outstanding at beginning of year	713,090	$6.04	592,126	$6.53
Granted	996,200	$5.54	612,173	$5.00
Vested	(312,201)	$5.72	(326,026)	$6.48
Forfeited	(145,058)	$5.01	(165,183)	$6.04

Unvested at end of year	1,252,031	$5.45	713,090	$6.04

As of December 31, 2018, $ 936 and $ 5,275 unrecognized compensation cost related to stock options and RSUs respectively is expected to be recognized over a weighted average vesting period of 2.88 years.

Under the terms of the above option plans, options may be granted to employees, officers, directors and various service providers of the Company and its subsidiaries. The options vest over a four-year period, subject to the continued employment of the employee. The options generally expire no later than ten years from the date of the grant. The exercise price of the options at the date of grant under the plans may not be less than the nominal value of the shares into which such options are exercised, any options, which are forfeited or cancelled before expiration, become available for future grants. As of December 31, 2018, 261,746 Ordinary shares are available for future issuance under the option plans.

In addition to granting stock options, the Company granted 996,200 and 612,173 RSUs in 2018 and 2017, respectively under the 2016 option plan. RSUs vest over a four-year period subject to the continued employment of the employee. RSUs that are cancelled or forfeited become available for future grants.